ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
6.	ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
i.	Acquisition of Great Bear Resources Ltd.

On February 24, 2022, the Company completed the acquisition of Great Bear Resources Ltd. through a plan of arrangement, whereby Kinross acquired all of the issued and outstanding common shares of Great Bear. Consideration for the acquisition included an up-front cash payment, the issuance of 49.3 million Kinross common shares and 9.9 million Kinross share options, and contingent consideration in the form of 59.3 million contingent value rights (“CVR”). Each CVR entitles the holder to acquire 0.1330 of a Kinross share upon Kinross’ public announcement of commercial production at the Great Bear project, provided that a cumulative total of at least 8.5 million gold ounces of mineral reserves and measured and indicated mineral resources are disclosed.

The acquisition was accounted for as an asset acquisition, with total consideration paid of $1,391.9 million, determined as follows:

Purchase price
Cash consideration	$1,061.5
Common shares issued (49.3 million)(a)	271.6
Fair value of options issued (9.9 million)(b)	39.5
Fair value of contingent value rights issued (59.3 million)	4.7
Acquisition costs	14.6
Total purchase price	$1,391.9

(a)	Common shares issued were valued at the closing share price on February 23, 2022 of C$7.01. See Note 14.
(b)	Fair value of stock options was determined using the Black-Scholes option pricing model. See Note 15i.

The purchase price was allocated as follows:

Purchase price allocation
Mineral interests - pre-development properties	$1,367.8
Land, plant and equipment	0.6
Total property, plant and equipment	1,368.4
Net working capital	23.5
Total purchase price	$1,391.9

ii.	Divestiture of Russian Discontinued Operations

On June 15, 2022, the Company announced that it had completed the sale of its Russian operations to the Highland Gold Mining group of companies for total cash consideration of $340.0 million, of which $300.0 million was received on closing and the remaining $40.0 million was received during the second quarter of 2023.

In connection with the sale, the Company recognized an impairment charge of $671.0 million, which included $158.8 million related to goodwill, and a loss on disposition of $80.9 million during the year ended December 31, 2022. The deferred payment consideration was recorded at fair value using a discount rate of 20%, representing the significant financing component implicit in the sale agreement.

Loss from Russian Discontinued Operations

	Years ended
	December 31,	December 31,
	2023	2022

Results of discontinued operations
Revenue	$—	$213.8
Expenses(a)	—	794.8
Loss before tax	—	(581.0)
Income tax expense - net	—	(61.2)
Loss and other comprehensive loss from discontinued operations after tax	$—	$(642.2)

(a)	Includes an impairment charge of $671.0 million, a loss on disposition of $80.9 million, as well as $18.8 million for the reclassification of AOCI to (loss) earnings from discontinued operations on the discontinuation of hedge accounting for Russian rouble collar contracts recognized during the year ended December 31, 2022.

Cash flows from Russian Discontinued Operations

	Years ended
	December 31,	December 31,
	2023	2022
Cash flows of discontinued operations:
Net cash flow provided from operating activities	$—	$36.8
Net cash flow provided from investing activities(a)	40.0	263.5
Effect of exchange rate changes on cash and cash equivalents	—	2.3
Net cash flow of discontinued operations	$40.0	$302.6

(a)

Net cash flows provided from investing activities for the year ended December 31, 2023 is in regards to the receipt of the deferred payment consideration of $40.0 million (year ended December 31, 2022 includes proceeds on completion of the sale of the Company’s Russian operations of $300.0 million, net of cash disposed).

iii.	Divestiture of Chirano Discontinued Operations

On August 10, 2022, the Company announced that it had completed the sale of its 90% interest in the Chirano mine in Ghana to Asante Gold Corporation (“Asante”) for total consideration of $225.0 million in cash and shares. In accordance with the sale agreement, the Company received $60.0 million in cash and 34,962,584 Asante shares on closing, and the remaining cash consideration is receivable, with $55.0 million due on the six-month anniversary of closing, and $36.9 million due on each of the one-year and two-year anniversaries of closing. The Company’s Chirano operations were classified as discontinued operations in  2022.

In connection with the sale, the Company recognized a gain on disposition of $0.5 million during the year ended December 31, 2022. The Asante shares received were recorded at fair value based on the quoted market price on the closing date. The deferred payment consideration was initially recorded at fair value using a discount rate of 10%, representing the significant financing component implicit in the sale agreement.

On February 10, 2023, the Company and Asante amended the sale agreement in respect of the deferred payment consideration of $55.0 million due on February 10, 2023. Under the amended agreement, the receivable accrues interest at a rate of prime plus 5% until payment is received. In addition, the Company received 5.0 million Asante warrants, valued at $2.5 million, on closing of the amended agreement. During the year ended December 31, 2023, the Company received $5.0 million in respect of the deferred payment consideration.

As at December 31, 2023, the fair value of the remaining deferred payment consideration is $107.9 million and is classified as a current receivable. See Note 7ii. The total deferred consideration is secured through pledges by Asante of equity interests in certain acquired entities holding an indirect interest in the Chirano mine.

Earnings from Chirano Discontinued Operations

	Years ended
	December 31,	December 31,
	2023	2022

Results of discontinued operations
Revenue	$—	$162.3
Expenses	—	144.6
Earnings before tax	—	17.7
Income tax expense - net	—	(11.8)
Earnings and other comprehensive income from discontinued operations after tax	$—	$5.9

Cash flows from Chirano Discontinued Operations

	Years ended
	December 31,	December 31,
	2023	2022
Cash flows of discontinued operations:
Net cash flow provided from operating activities	$—	$10.8
Net cash flow provided from investing activities	5.0	32.7
Effect of exchange rate changes on cash and cash equivalents	—	(0.7)
Net cash flow of discontinued operations	$5.0	$42.8
(1)